Delaware Investments® Minnesota Municipal Income Fund II, Inc.

June 30, 2020 (Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds - 141.72%			Municipal Bonds (continued)
Corporate Revenue Bonds - 1.78%			Education Revenue Bonds (continued)
Minneapolis Community			Hugo Charter School Lease
Planning & Economic			Revenue
Development Department			(Noble Academy Project)
(Limited Tax Supported			Series A 5.00% 7/1/44	775,000	$790,167
Common Bond Fund)			Minneapolis Charter School
6.25% 12/1/30	1,000,000	$1,023,950	Lease Revenue
St. Paul Port Authority Solid			(Hiawatha Academies
Waste Disposal Revenue			Project)
(Gerdau St. Paul Steel Mill			Series A 5.00% 7/1/36	750,000	776,693
Project) Series 7 144A			Series A 5.00% 7/1/47	900,000	921,051
4.50% 10/1/37 (AMT) #	2,100,000	1,963,311	Minneapolis Student Housing
		2,987,261	Revenue
			(Riverton Community
Education Revenue Bonds - 22.43%			Housing Project)
Bethel Charter School Lease			5.25% 8/1/39	205,000	206,785
Revenue			5.50% 8/1/49	990,000	1,004,018
(Spectrum High School
Project) Series A 4.375%			Minnesota Higher Education
7/1/52	1,100,000	1,113,563	Facilities Authority Revenue
Brooklyn Park Charter School			(Bethel University) 5.00%
Lease Revenue			5/1/47	1,250,000	1,302,850
(Prairie Seeds Academy			(Carleton College)
Project)			4.00% 3/1/36	485,000	557,299
Series A 5.00% 3/1/34	990,000	994,019	5.00% 3/1/44	905,000	1,084,670
Series A 5.00% 3/1/39	170,000	167,555	(College of St. Benedict)
Cologne Charter School Lease			4.00% 3/1/36	410,000	414,576
Revenue			(Gustavus Adolphus
(Cologne Academy Project)			College) 5.00% 10/1/47	2,600,000	2,922,920
Series A 5.00% 7/1/29	270,000	288,414	(Macalester College)
Series A 5.00% 7/1/45	445,000	459,298	4.00% 3/1/42	900,000	1,009,863
Deephaven Charter School			4.00% 3/1/48	600,000	669,282
(Eagle Ridge Academy			(St. Catherine University)
Project)			Series A 4.00% 10/1/38	920,000	917,498
Series A 5.25% 7/1/37	590,000	636,120	Series A 5.00% 10/1/45	785,000	841,222
Series A 5.25% 7/1/40	500,000	536,245	(St. Johns University)
Duluth Housing &			Series 8-I 5.00% 10/1/31	235,000	266,175
Redevelopment Authority			Series 8-I 5.00% 10/1/34	35,000	39,170
(Duluth Public Schools			(St. Olaf College) Series
Academy Project) Series A			8-N 4.00% 10/1/35	590,000	651,425
5.00% 11/1/48	1,200,000	1,247,148	(Trustees Of The Hamline
Forest Lake Minnesota			University Of Minnesota)
Charter School Revenue			Series B 5.00% 10/1/47	1,055,000	1,095,934
(Lake International			(University of St. Thomas)
Language Academy)			4.00% 10/1/32	250,000	287,120
Series A 5.375% 8/1/50	915,000	977,623	4.00% 10/1/44	645,000	706,526
Series A 5.75% 8/1/44	705,000	743,810	5.00% 10/1/40	750,000	897,637
Hugo Charter School Lease			Series 7-U 5.00% 4/1/22	750,000	792,413
Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	255,000	263,476

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Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Education Revenue Bonds (continued)			Electric Revenue Bonds (continued)
Minnesota Higher Education			Central Minnesota Municipal
Facilities Authority Revenue			Power Agency Revenue
(University of St. Thomas)			(Brookings Twin Cities
Series A 4.00% 10/1/37	500,000	$542,100	Transmission Project)
Otsego Charter School			5.00% 1/1/42	1,000,000	$1,063,370
(Kaleidoscope Charter			Chaska Electric Revenue
School)			Series A 5.00% 10/1/28	445,000	535,905
Series A 5.00% 9/1/34	230,000	234,308	Minnesota Municipal Power
Series A 5.00% 9/1/44	400,000	401,612	Agency Electric Revenue
Rice County Educational			5.00% 10/1/25	500,000	590,475
Facilities Revenue			5.00% 10/1/26	500,000	589,555
(Shattuck-St. Mary’s			5.00% 10/1/27	320,000	376,138
School) Series A 144A			5.00% 10/1/47	1,755,000	2,102,683
5.00% 8/1/22 #	1,250,000	1,278,013	Northern Municipal Power
St. Cloud Charter School			Agency
Lease Revenue			Series A 5.00% 1/1/26	100,000	110,618
(Stride Academy Project)			Series A 5.00% 1/1/30	340,000	374,051
Series A 5.00% 4/1/46	375,000	255,000	Puerto Rico Electric Power
St. Paul Housing &			Authority Revenue
Redevelopment Authority
Charter School Lease			Series A 5.05% 7/1/42 ‡	175,000	122,063
Revenue			Series AAA 5.25%
(Academia Cesar Chavez			7/1/25 ‡	100,000	70,000
School Project) Series A			Series CCC 5.25%
5.25% 7/1/50	825,000	786,720	7/1/27 ‡	800,000	560,000
(Great River School Project)			Series WW 5.00%
Series A 144A 4.75%			7/1/28 ‡	770,000	537,075
7/1/29 #	200,000	208,618	Series XX 4.75% 7/1/26 ‡	105,000	72,713
Series A 144A 5.50%			Series XX 5.25% 7/1/40 ‡	300,000	210,000
7/1/38 #	240,000	256,346	Series XX 5.75% 7/1/36 ‡	375,000	264,375
(Nova Classical Academy			Series ZZ 4.75% 7/1/27 ‡	85,000	58,863
Project)			Series ZZ 5.25% 7/1/24 ‡	140,000	98,000
Series A 4.125% 9/1/47	750,000	775,215	Rochester Electric Utility
Series A 6.375% 9/1/31	750,000	787,155	Revenue
(Twin Cities Academy			Series A 5.00% 12/1/42	605,000	725,310
Project) Series A 5.30%			Series A 5.00% 12/1/47	985,000	1,173,618
7/1/45	630,000	658,060	Series B 5.00% 12/1/30	1,300,000	1,486,420
University of Minnesota			Series B 5.00% 12/1/43	1,000,000	1,126,420
Series A 5.00% 9/1/40	1,240,000	1,519,707	Southern Minnesota
Series A 5.00% 9/1/42	2,000,000	2,440,940	Municipal Power Agency
Series A 5.00% 4/1/44	1,500,000	1,894,410	Supply Revenue
			Series A 5.00% 1/1/41	240,000	283,666
		37,620,769	Series A 5.00% 1/1/47	1,650,000	1,993,530
Electric Revenue Bonds - 15.60%			St. Paul Housing &
Central Minnesota Municipal			Redevelopment Authority
Power Agency Revenue			Charter School Lease
(Brookings Southeast Twin			Revenue
Cities Transportation)			Series A 4.00% 10/1/33	285,000	323,974
5.00% 1/1/32	1,130,000	1,205,993	Series B 4.00% 10/1/37	800,000	895,848

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	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Electric Revenue Bonds (continued)			Healthcare Revenue Bonds (continued)
Western Minnesota Municipal			Cloquet Housing Facilities
Power Agency Supply			Revenue
Revenue			(HADC Cloquet Project)
Series A 5.00% 1/1/25	3,000,000	$3,339,120	Series A 5.00% 8/1/48	500,000	$471,925
Series A 5.00% 1/1/26	1,000,000	1,112,240	Dakota County Community
Series A 5.00% 1/1/49	3,860,000	4,751,506	Development Agency
			Senior Housing Revenue
		26,153,529	(Walker Highview Hills
Healthcare Revenue Bonds - 37.99%			Project)
Anoka Health Care Facilities			Series A 144A 5.00%
Revenue			8/1/46 #	370,000	371,724
5.375% 11/1/34	610,000	624,725	Series A 144A 5.00%
Apple Valley Senior Housing			8/1/51 #	755,000	757,778
Revenue			Deephaven Housing &
(PHS Senior Housing, Inc.			Healthcare Revenue
Orchard Path Project)			(St. Therese Senior Living
4.50% 9/1/53	1,160,000	1,128,750	Project)
5.00% 9/1/58	1,605,000	1,626,009	Series A 5.00% 4/1/38	280,000	250,496
Apple Valley Senior Living			Series A 5.00% 4/1/40	270,000	238,124
Revenue			Duluth Economic
(Senior Living LLC Project)			Development Authority
Series B 5.00% 1/1/47	750,000	466,553	(Essentia Health Obligated
Series D 7.00% 1/1/37	720,000	570,002	Group) Series A 5.00%
Series D 7.25% 1/1/52	1,000,000	754,090	2/15/48	1,810,000	2,071,979
Bethel Housing & Health Care			(St. Luke’s Hospital
Facilities Revenue			Authority Obligation
(Benedictine Health			Group)
System- St. Peter			5.75% 6/15/32	2,000,000	2,125,840
Communities Project)			6.00% 6/15/39	1,000,000	1,062,220
Series A 5.50% 12/1/48	500,000	439,625	Hayward
Center City Health Care			(American Baptist Homes
Facilities Revenue			Midwest) 5.75% 2/1/44	500,000	467,010
(Hazelden Betty Ford			Hayward Health Care
Foundation Project) 5.00%			Facilities Revenue
11/1/27	500,000	561,540	(St. John’s Lutheran Home
City of Bethel			of Albert Lea)
(The Lodge at Lakes at			5.375% 10/1/44	260,000	233,249
Stillwater Project) 5.25%			Maple Grove Health Care
6/1/58	1,775,000	1,778,727	Facilities Revenue
City of Center City, Minnesota			(Maple Grove Hospital
Healthcare Facilities			Corporation) 4.00%
Revenue Refunding			5/1/37	1,000,000	1,066,100
(Hazelden Betty Ford			(North Memorial Health
Foundation Project) 4.00%			Care) 5.00% 9/1/30	865,000	983,124
11/1/41	200,000	216,568	Maple Plain Senior Housing &
City of Crookston, Minnesota			Health Care Revenue
Health Care Facilities			(Haven Homes Project)
Revenue			5.00% 7/1/54	1,500,000	1,422,660
(Riverview Health Project)
5.00% 5/1/51	1,390,000	1,350,385

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Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)			Healthcare Revenue Bonds (continued)
Minneapolis Health Care			St. Cloud Health Care
System Revenue			Revenue
(Fairview Health Services)			(Centracare Health System
Series A 4.00% 11/15/48	2,855,000	$3,063,929	Project)
Series A 5.00% 11/15/33	500,000	570,785	Series A 4.00% 5/1/37	1,295,000	$1,406,720
Series A 5.00% 11/15/34	500,000	569,010	Series A 5.00% 5/1/46	4,800,000	5,422,080
Series A 5.00% 11/15/49	2,000,000	2,324,320	Series B 5.00% 5/1/24	1,400,000	1,601,782
Minneapolis Senior Housing &			(Unrefunded - Centracare
Healthcare Revenue			Health System Project)
(Ecumen Mill City Quarter)			5.125% 5/1/30	95,000	95,275
5.25% 11/1/45	850,000	825,597	St. Paul Housing &
5.375% 11/1/50	200,000	196,026	Redevelopment Authority
(Ecumen-Abiitan Mill City			Health Care Facilities
Project) 5.00% 11/1/35	220,000	216,973	Revenue
Minneapolis - St. Paul			(Fairview Health Services)
Housing & Redevelopment			Series A 4.00% 11/15/43	905,000	974,839
Authority Health Care			Series A 5.00% 11/15/47	680,000	780,116
Revenue			(Health Partners Obligation
(Allina Health System)			Group Project)
Series A 5.00% 11/15/29	585,000	725,757	5.00% 7/1/29	2,000,000	2,322,880
Rochester Health Care &			Series A 5.00% 7/1/32	1,100,000	1,262,701
Housing Revenue			St. Paul Housing &
(The Homestead at			Redevelopment Authority
Rochester Project) Series A			Housing & Health Care
6.875% 12/1/48	1,220,000	1,260,394	Facilities Revenue
Rochester Health Care			(Senior Episcopal Homes
Facilities Revenue			Project)
(Mayo Clinic) 4.00%			5.125% 5/1/48	1,200,000	1,072,020
11/15/41	4,860,000	5,028,010	Series A 4.75% 11/1/31	740,000	740,274
Sartell Health Care Facilities			Wayzata Senior Housing
Revenue			Revenue
(Country Manor Campus			(Folkestone Senior Living
Project)			Community)
5.25% 9/1/30	1,000,000	1,002,150	3.75% 8/1/37	500,000	472,170
Series A 5.30% 9/1/37	600,000	603,072	4.00% 8/1/38	250,000	242,163
Shakopee Health Care			4.00% 8/1/44	350,000	333,830
Facilities Revenue			5.00% 8/1/54	400,000	411,808
(St. Francis Regional			Winona Health Care Facilities
Medical Center)			Revenue
4.00% 9/1/31	205,000	219,832	(Winona Health Obligation)
5.00% 9/1/34	165,000	182,081	4.65% 7/1/26	465,000	478,559
St. Cloud Health Care			4.75% 7/1/27	785,000	808,652
Revenue			5.00% 7/1/34	750,000	769,373
(Centracare Health System			Woodbury Housing &
Project)			Redevelopment Authority
4.00% 5/1/49	1,585,000	1,728,648	Revenue
5.00% 5/1/48	3,150,000	3,711,771	(St. Therese of Woodbury)
			5.125% 12/1/44	1,250,000	1,252,637
					63,715,437

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	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Housing Revenue Bonds - 1.70%			Local General Obligation Bonds (continued)
Minnesota Housing Finance			Duluth Independent School
Agency			District No. 709
(Non Ace - State			Series A 4.00% 2/1/27	600,000	$689,148
Appropriated Housing)			Duluth, Minnesota
5.00% 8/1/33	1,390,000	$1,602,406	(Improvement DECC)
Minnesota State Housing			Series A 5.00% 2/1/34	545,000	657,880
Finance Agency			Edina Independent School
Homeownership			District No. 273
(Mortgage-Backed			Series A 5.00% 2/1/27	1,500,000	1,801,290
Securities Program) 4.40%			Hennepin County
7/1/32 (GNMA) (FNMA)	650,000	666,861	Series A 5.00% 12/1/36	1,190,000	1,474,755
Northwest Multi-County			Series A 5.00% 12/1/37	1,240,000	1,565,401
Housing & Redevelopment
Authority			Series A 5.00% 12/1/41	1,060,000	1,301,860
(Pooled Housing Program)			Hopkins Independent School
5.50% 7/1/45	560,000	576,374	District No. 270
			Series A 5.00% 2/1/28	1,000,000	1,026,350
		2,845,641	Mahtomedi Independent
Lease Revenue Bonds - 9.03%			School District No. 832
Minnesota State General			(School Building) Series A
Fund Revenue			5.00% 2/1/28	515,000	617,665
Appropriations			Minneapolis Special School
Series A 5.00% 6/1/32	780,000	857,064	District No. 1
Series A 5.00% 6/1/38	5,500,000	6,007,155	Series A 4.00% 2/1/36	190,000	225,163
Series A 5.00% 6/1/43	1,750,000	1,903,037	Series A 4.00% 2/1/37	250,000	295,200
Minnesota State Housing			Series A 4.00% 2/1/38	260,000	306,075
Finance Agency			Series B 4.00% 2/1/36	400,000	474,028
(Non Ace - State			Series B 4.00% 2/1/37	530,000	625,824
Appropriated Housing)			Series B 4.00% 2/1/38	550,000	647,465
Series C 5.00% 8/1/36	1,000,000	1,145,920	Mounds View Independent
University of Minnesota			School District No. 621
Special Purpose Revenue			(School Building) Series A
(State Supported Biomed			4.00% 2/1/43	2,000,000	2,251,080
Science Research)			St. Michael-Albertville
5.00% 8/1/35	1,040,000	1,043,713	Independent School District
5.00% 8/1/36	4,000,000	4,190,560	No. 885
			(School Building) Series A
		15,147,449	5.00% 2/1/27	1,300,000	1,595,295
Local General Obligation Bonds - 15.89%			St. Paul Independent School
Brainerd Independent School			District No. 625
District No. 181			(School Building) Series B
(General Obligation School			5.00% 2/1/26	1,000,000	1,116,690
Building Bonds)			White Bear Lake Independent
Series A 4.00% 2/1/38	1,500,000	1,715,400	School District No. 624
Series A 4.00% 2/1/43	1,500,000	1,698,210	Series A 3.00% 2/1/43	2,595,000	2,756,513
Burnsville-Eagan-Savage			Willmar
Independent School District			(Rice Memorial Hospital
No. 191			Project) Series A 4.00%
(Alternative Facilities)			2/1/32	2,440,000	2,474,209
Series A 4.00% 2/1/28	1,185,000	1,338,789
					26,654,290

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Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

		Principal	Value		Principal	Value
		Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)				Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds - 10.82%				Special Tax Revenue Bonds - 3.23%
Dakota-Washington Counties				Guam Government Business
Housing & Redevelopment				Privilege Tax Revenue
Authority Single Family				Series A 5.25% 1/1/36	150,000	$154,260
Residential Mortgage				Minneapolis Revenue
Revenue				(YMCA Greater Twin Cities
(City of Bloomington)				Project) 4.00% 6/1/29	165,000	180,253
Series B 8.375% 9/1/21				Puerto Rico Sales Tax
(GNMA) (AMT)		7,055,000	$7,674,499	Financing Revenue
Deephaven Charter School				(Restructured)
(Eagle Ridge Academy				Series A-1 4.55% 7/1/40	1,250,000	1,277,500
Project) Series A 5.50%				Series A-1 4.75% 7/1/53	1,000,000	1,030,160
7/1/43-23	§	500,000	574,280	Series A-1 5.00% 7/1/58	1,600,000	1,676,880
Minneapolis - St. Paul				St. Paul Sales Tax Revenue
Housing & Redevelopment
Authority Health Care				Series G 5.00% 11/1/30	935,000	1,097,924
Revenue						5,416,977
(Children’s Health Care				State General Obligation Bonds - 12.20%
Facilities) Series A1 5.00%
8/15/34-20 (AGM) §		500,000	502,815	Commonwealth of Puerto
Minnesota Higher Education				Rico
Facilities Authority Revenue				(Public Improvement)
(St. Catherine University)				Series B 5.75% 7/1/38 ‡	985,000	679,650
Series 7-Q 5.00%				Minnesota State
10/1/32-22 §		700,000	773,129	Series A 5.00% 8/1/29	700,000	851,011
St. Paul Housing &				Series E 5.00% 10/1/26	1,480,000	1,877,735
Redevelopment Authority				(State Trunk Highway)
Hospital Facility				Series B 5.00% 10/1/22	5,500,000	5,828,460
(Healtheast Care System				Series B 5.00% 10/1/29	3,315,000	3,510,386
Project)				Minnesota State
Series A 5.00%				(Various Purposes)
11/15/29-25 §		395,000	489,290	Series A 5.00% 8/1/38	500,000	637,295
Series A 5.00%				Series D 5.00% 8/1/24	2,635,000	2,645,145
11/15/30-25 §		290,000	359,226	Series F 5.00% 10/1/22	4,000,000	4,429,960
University of Minnesota
Series D 5.00%						20,459,642
12/1/36-21 §		2,655,000	2,831,318	Transportation Revenue Bonds - 7.79%
Western Minnesota Municipal				Minneapolis - St. Paul
Power Agency Supply				Metropolitan Airports
Revenue				Commission Revenue
Series A 5.00%				(Subordinate)
1/1/33-24 §		1,000,000	1,160,350	Series A 5.00% 1/1/31	410,000	499,503
Series A 5.00%				Series A 5.00% 1/1/32	1,255,000	1,521,160
1/1/40-24 §		750,000	870,263	Series A 5.00% 1/1/49	2,000,000	2,408,420
Series A 5.00%				Series B 5.00% 1/1/26	540,000	572,713
1/1/46-24 §		2,500,000	2,900,875	Series B 5.00% 1/1/26
			18,136,045	(AMT)	500,000	563,130
				Series B 5.00% 1/1/27	1,190,000	1,261,543
				Series B 5.00% 1/1/30	500,000	528,830
				Series B 5.00% 1/1/31	250,000	264,145
				Series C 5.00% 1/1/33	2,000,000	2,411,780

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	Principal	Value	Total Value of
	Amount°	(US $)	Securities - 142.72%
Municipal Bonds (continued)			(cost $230,618,898)	$239,341,964

Transportation Revenue Bonds (continued)			# Security exempt from registration under Rule 144A of the Securities
(Subordinate)			Act of 1933, as amended. At June 30, 2020, the aggregate value
Series C 5.00% 1/1/36	1,000,000	$1,194,670	of Rule 144A securities was $4,835,790, which represents 2.88%
Series C 5.00% 1/1/46	1,245,000	1,458,630	of the Fund’s net assets.
St. Paul Port Authority
Revenue			¤ Tax-exempt obligations that contain a floating or variable interest
(Amherst H. Wilder			rate adjustment formula and an unconditional right of demand
Foundation) Series 3			to receive payment of the unpaid principal balance plus accrued
5.00% 12/1/36	380,000	381,493	interest upon a short notice period (generally up to 30 days) prior
			to specified dates either from the issuer or by drawing on a bank
		13,066,017	letter of credit, a guarantee, or insurance issued with respect to
Water & Sewer Revenue Bonds - 3.26%			such instrument. Each rate shown is as of June 30, 2020.
Guam Government			§ Pre-refunded bonds. Municipal bonds that are generally backed
Waterworks Authority			or secured by USTreasury bonds. For pre-refunded bonds,the stated
5.00% 7/1/40	840,000	964,648	maturity is followed by the year in which the bond will be pre-
Metropolitan Council Waste			refunded.
Water Revenue			° Principal amount shown is stated in USD unless noted that the
Series B 4.00% 9/1/27	1,145,000	1,227,589	security is denominated in another currency.
Series C 4.00% 3/1/31	1,355,000	1,611,705	‡ Non-income producing security. Security is currently in default.
Series C 4.00% 3/1/32	1,405,000	1,659,965
			Summary of abbreviations:
		5,463,907	AGM - Insured by Assured Guaranty Municipal
Total Municipal Bonds			Corporation
(cost $228,943,898)		237,666,964	AMT - Subject to Alternative Minimum Tax
			FNMA - Federal National Mortgage Association Collateral
Short-Term Investments - 1.00%			GNMA - Government National Mortgage Association
Variable Rate Demand Notes - 1.00%¤			Collateral
Minneapolis Health Care			LOC - Letter of Credit
System Revenue Series C			N.A. - National Association
(Fairview Health Services)			USD - United States Dollar
0.11% 11/15/48
(LOC – Wells Fargo Bank
N.A. )	400,000	400,000
Minneapolis - St. Paul
Housing & Redevelopment
Authority Health Care
Revenue
(Allina Health System)
Series B-1 0.14%
11/15/35
(LOC – JPMorgan Chase
Bank N.A. )	150,000	150,000
Series B-2 0.12%
11/15/35
(LOC – JPMorgan Chase
Bank N.A. )	1,125,000	1,125,000
Total Short-Term
Investments
(cost $1,675,000)		1,675,000

NQ-OVJ [6/20] 8/20 (1294514) 7